NOTE 5 - E-COMMERCE SERVICES REVENUE	3 Months Ended
Mar. 31, 2015
Revenue Disclosure [Abstract]
Revenue Disclosure [Text Block]
NOTE 5 - E-COMMERCE SERVICES REVENUE

A component of certain transactions under our E-Commerce Software Solution contains amounts directly attributable to clients.  The amount collected by us, for and on behalf of clients, is detailed below:

			For the period from
			February 21, 2012
			(Date of Inception)
	For the three months ended		through
	March 31,		March 31,
	2015	2014	2015

E-Commerce services
Gross sales	$–	$–	$342,162
Less – Direct client component	–	–	335,431

Net E-Commerce service revenue	$–	$–	$6,731